    As filed with the Securities and Exchange Commission on December 6, 1995
                                                      Registration Nos. 33-73404
                                                                        811-8236
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /x/



                        Pre-Effective Amendment No. ___                     / /

                       Post-Effective Amendment No.  8                      /x/

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /

                                  Amendment No.  ___

                         ------------------------------

                                 Northern Funds
               (Exact Name of Registrant as Specified in Charter)

                             207 E. Buffalo Street
                                   Suite 400
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                1-800-595-9111
                         ------------------------------

                           Jeffrey A. Dalke, Esquire
                             Drinker Biddle & Reath
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         /X/ immediately upon filing pursuant to paragraph (b)
         / / on (date) pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(i)
         / / on (date) pursuant to paragraph (a)(i)
         / / 75 days after filing pursuant to paragraph (a)(ii)
         / / on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The purpose of this Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A is to reduce the amount of shares previously registered via Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A so that 23,557,841 shares will be registered pursuant to Rule 24e-2 under the Investment Company Act of 1940.
The prospectus and statement of additional information for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 27, 1995.

 ==========================================================================================================
                                                   Proposed
                                                   Maximum
                                 Amount of         Offering
  Title of Securities Being      Shares Being      Price Per      Proposed Maximum         Amount of
  Registered                     Registered        Share          Offering Price           Registration Fee
-----------------------------------------------------------------------------------------------------------
  Shares of Beneficial
  Interest                       23,557,841        $7.78          $183,280,003(1)          $63,200(2)
 ==========================================================================================================


(1) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 23,557,841 shares at $7.78 per share multiplied by 1/29 of 1%. The proposed maximum offering price per share has been calculated based on the average of the prices of the Portfolios in the Trust as determined on November 27, 1995 pursuant to Rule 457(d).

(2) The registration fee was paid in conjunction with Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on November 16, 1995.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on May 25, 1995. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 6th day of December, 1995.

                                                  NORTHERN FUNDS


                                                  By: /s/Miriam M. Allison
                                                     --------------------------
                                                        Miriam M. Allison
                                                        Treasurer

                 Pursuant to the requirements of the Securities Act of 1933, this Registrant's Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            Name                                                    Title                                    Date
            ----                                                    -----                                    ----
/s/ Silas S. Cathcart*                                              Trustee and                      December 6, 1995
----------------------------                                        President (Chief
    Silas S. Cathcart                                               Executive Officer)

/s/ Miriam M. Allison                                               Treasurer                        December 6, 1995
----------------------------                                        (Chief Financial
    Miriam M. Allison                                               and Accounting
                                                                    Officer)

/s/ James W. Cozad*                                                 Trustee                          December 6, 1995
---------------------------
    James W. Cozad

/s/ Susan Crown*                                                    Trustee                          December 6, 1995
---------------------------
    Susan Crown

/s/ Wesley M. Dixon, Jr.*                                           Trustee                          December 6, 1995
---------------------------
    Wesley M. Dixon, Jr.

/s/ William J. Dolan, Jr.*                                          Trustee                          December 6, 1995
---------------------------
    William J. Dolan, Jr.

/s/ Raymond E. George, Jr.*                                         Trustee                          December 6, 1995
---------------------------
    Raymond E. George, Jr.

*By:/s/ Miriam M. Allison                                                                            December 6, 1995
    ----------------------
    Miriam M. Allison,
    Attorney-in-fact

                                 NORTHERN FUNDS

                        (A Massachusetts Business Trust)

                            CERTIFICATE OF SECRETARY


                 The foregoing resolution was duly adopted by the Board of Trustees of Northern Funds (the "Trust") at the First Organizational Meeting of the Board of Trustees held on October 13, 1993, and remains in effect on the date hereof:

                 RESOLVED, that the Trustees and officers of the Trust who may be required to execute any amendments to the Trust's Registration Statement on Form N-1A are authorized to execute a power of attorney appointing Jeffrey A. Dalke and Miriam M. Allison and either of them, their true and lawful attorney, to execute in their name, place, and stead, in their capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have the power to act thereunder and shall have full power of substitution and resubstitution; and said attorney shall have full power and authority to do and perform in the name and on behalf as each of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said Trustee or officers, or any or all of them, might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.

                 IN WITNESS WHEREOF, I have hereunto set my hand this 4th day of December, 1995.


                                               NORTHERN FUNDS


                                               /s/Jeffrey A. Dalke
                                               ---------------------------
                                               Jeffrey A. Dalke
                                               Secretary

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY




                 Know All Men by These Presents, that the undersigned, Miriam
M. Allison, hereby constitutes and appoints Jeffrey A. Dalke her true and lawful attorney, to execute in her name, place, and stead, in her capacity as officer of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power of substitution and resubstitution; and said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:    March 7, 1994



/s/ Miriam M. Allison
-----------------------
Miriam M. Allison

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY



                 Know All Men by These Presents, that the undersigned, Silas S. Cathcart, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   October 13, 1993



/s/ Silas S. Cathcart
-------------------------
Silas S. Cathcart

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY



                 Know All Men by These Presents, that the undersigned, James W. Cozad, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   October 13, 1993



/s/ James W. Cozad
-------------------------
James W. Cozad

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY



                 Know All Men by These Presents, that the undersigned, Susan Crown, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, her true and lawful attorney, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   October 13, 1993



/s/ Susan Crown
-------------------------
Susan Crown

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY



                 Know All Men by These Presents, that the undersigned, Wesley
M. Dixon, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   February 24, 1994



/s/ Wesley M. Dixon, Jr.
--------------------------
Wesley M. Dixon, Jr.

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY



                 Know All Men by These Presents, that the undersigned, William
J. Dolan, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   February 28, 1994



/s/ William J. Dolan, Jr.
--------------------------
William J. Dolan, Jr.

                                 NORTHERN FUNDS



                               POWER OF ATTORNEY



                 Know All Men by These Presents, that the undersigned, Raymond
E. George, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:   February 23, 1994



/s/ Raymond E. George, Jr.
--------------------------
Raymond E. George, Jr.

                                 HALE AND DORR
                               COUNSELLORS AT LAW

                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
                        617-526-6000 - FAX 617-526-5000

                                December 6, 1995



Northern Funds
207 East Buffalo Street
Suite 400
Milwaukee, WI  53202

                 Re:  Post-Effective Amendment No. 8 to
                 Registration Statement on Form N-1A
                 (File No. 33-73404) (the "Registration
                 Statement")

Ladies and Gentlemen:

                 Northern Funds (the "Trust") is a Massachusetts business trust created under a written Agreement and Declaration of Trust dated, executed and delivered in Boston, Massachusetts on October 12, 1993, as amended on October 13, 1993, February 22, 1994, March 1, 1994, October 25, 1994 and May 26, 1995
(as so amended, the "Declaration of Trust"). The beneficial interests thereunder are represented by transferable shares of beneficial interest, $.0001 par value per share.

                 The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided. Pursuant to Article IV, Section 4.1 of the Declaration of Trust, the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. Pursuant to Article IV, Section 4.1 of the Declaration of Trust, the Trustees are empowered in their discretion to issue shares of any series for such consideration, whether cash or other property, and on such terms as the Trustees may determine (or for no consideration if pursuant to a share dividend or split-up), all without action or approval of the shareholders.

                 Pursuant to Article IV, Section 4.2 of the Declaration of Trust, the Trustees established sixteen series of shares designated "Growth Equity Fund," "Income Equity Fund," "Small Cap Growth Fund," "Select Equity Fund," "International Growth Equity Fund," "International Select Equity Fund," "International Fixed Income Fund," "Fixed Income Fund," "U.S. Government Fund," "Intermediate Tax-Exempt Fund," "Tax-Exempt Fund," "Money Market Fund," "U.S. Government Money Market Fund," "California Municipal Money Market Fund," "Municipal Money Market Fund" and "U.S. Government Select Money Market Fund."

                 By votes adopted on October 13, 1993, February 22, 1994 and August 4, 1994, the Trustees of the Trust authorized the President, any Vice President, the Secretary and the Treasurer from time to time to determine the appropriate number of shares to be registered, to register with the Securities and Exchange Commission, and to issue and sell to the public, such shares.

                 We understand that you are about to register under the Securities Act of 1933, as amended, 23,557,841 shares of beneficial interest by Post-Effective Amendment No. 8 to the Trust's Registration Statement.

                 We have examined the Declaration of Trust, the By-Laws, as amended from time to time, of the Trust, resolutions of the Board of Trustees, and such other documents as we have deemed necessary or appropriate for the purposes of this opinion, including, but not limited to, originals, or copies certified or otherwise identified to our satisfaction, of such documents, Trust records and other instruments. In our examination of the above documents, we have assumed the genuineness of all signatures, the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified photostatic copies.

                 For purposes of this opinion letter, we have not made an independent review of the laws of any state or jurisdiction other than The Commonwealth of Massachusetts and express no opinion with respect to the laws of any jurisdiction other than the laws of The Commonwealth of Massachusetts. Further, we express no opinion as to compliance with any state or federal securities laws, including the securities laws of The Commonwealth of Massachusetts.

                 Our opinion below, as it relates to the nonassessability of the shares of the Trust, is qualified to the extent that under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Trust. In this regard, however, please be advised that the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, certificate or undertaking made or issued by the Trustees or officers of the Trust. Also, the Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust.

                 We are of the opinion that all necessary Trust action precedent to the issue of the shares of beneficial interest of the Trust comprising the shares covered by Post-Effective Amendment No. 8 to the Registration Statement has been duly taken, and that all such shares may legally and validly be issued for cash, and when sold will be fully paid and non-assessable by the Trust upon receipt by the Trust or its agent of consideration thereof in accordance with the terms described in the Trust's Declaration and the Registration Statement, subject to compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities.

                 We consent to your filing this opinion with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement.

                                         Very truly yours,


                                         /s/Hale and Dorr
                                         -----------------
                                         Hale and Dorr